Transactions with Related Parties - Accrued Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Tsakos Shipping and Trading S.A.
Related Party Transaction [Line Items]
Accrued liabilities	$ 161	$ 125
Argosy Insurance Limited
Related Party Transaction [Line Items]
Accrued liabilities	$ 72	$ 68